SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares		Dec. 31, 2024 shares $ / shares		Dec. 31, 2023 shares $ / shares		Dec. 31, 2023 shares $ / shares
Warrants And Options
Number of stock options, beginning balance	1,422,887		1,422,887		753,337		753,337
Weighted average exercise price, beginning balance | (per share)	$ 4.78		$ 6.33		$ 6.13		$ 7.93
Number of stock options, Exercise of options
Number of stock options, Expiry of options	(206,500)		(206,500)		(31,600)		(31,600)
Number of stock options, Options granted	552,000	[1]	552,000	[1]	694,100	[2],[3],[4],[5],[6]	694,100	[2],[3],[4],[5],[6]
Number of stock options, ending balance	1,761,337		1,761,337		1,422,887		1,422,887
Weighted average exercise price, ending balance | (per share)	$ 3.75		$ 5.39		$ 4.78		$ 6.33

[1]	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.
[2]	On April 18, 2023, 169,500 stock options were issued to employees with an exercise price of CAD$4.00. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$3.55; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.
[3]	On February 8, 2023, 40,000 stock options were issued to a consultant with an exercise price of CAD$3.75. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$5.45; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.
[4]	On January 4, 2023, 326,600 stock options were issued to directors and consultants with an exercise price of CAD$4.125. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.50; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.
[5]	On June 28, 2023, 98,000 stock options were issued to officers with an exercise price of CAD$6.125. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$7.30; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.
[6]	On September 20, 2023, 60,000 stock options were issued to consultants with an exercise price of $3.82. The options expire on September 20, 2033. The fair value of the options granted was estimated at $217 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.54; Expected option life 10 years; Volatility 112%; Risk-free interest rate 4.35%; Dividend yield 0%.